Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	1,462	9,223	681	2,730	6,442	20,538
Additions	683	68	20	-	86	857
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	54	206	16	64	152	492
At December 31, 2023	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 5)	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	-	4,842	565	997	2,180	8,584
Amortization	-	630	34	287	490	1,441
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	-	114	14	29	60	217
At December 31, 2023	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2023	2,199	3,911	104	1,481	3,950	11,645
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966